Segments	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Segment Reporting [Abstract]
Segments

Note 12 – Segments

Financial Information

We have three operating and reportable segments: (i) gathering and processing operations; (ii) storage and transportation operations; and (iii) marketing, supply and logistics operations. Our corporate operations include all general and administrative expenses that are not allocated to our reportable segments. We assess the performance of our operating segments based on EBITDA, which is defined as income before income taxes, plus debt-related costs (net interest and debt expense and loss on modification/extinguishment of debt) and depreciation, amortization and accretion expense.

Below is a reconciliation of CEQP’s net loss to EBITDA (in millions):

	Three Months Ended
	March 31,
	2017	2016
Net loss	$(19.4)	$(93.7)
Add:
Interest and debt expense, net	26.5	36.1
Loss on modification/extinguishment of debt	37.3	—
Benefit for income taxes	(0.1)	—
Depreciation, amortization and accretion	48.4	62.3

EBITDA	$92.7	$4.7

The following tables summarize CEQP’s reportable segment data for the three months ended March 31, 2017 and 2016 (in millions). Intersegment revenues included in the following tables are accounted for as arms-length transactions that apply our revenue recognition policies described in our 2016 Annual Report on Form 10-K. Included in earnings from unconsolidated affiliates, net below was approximately $7.5 million and $2.6 million of depreciation and amortization expense and gains (losses) on long-lived assets, net related to our equity investments for the three months ended March 31, 2017 and 2016.

	Three Months Ended March 31, 2017
	Gathering and Processing	Storage and Transportation	Marketing, Supply and Logistics	Corporate	Total
Revenues	$368.6	$10.0	$449.5	$—	$828.1
Intersegment revenues	30.3	1.8	(32.1)	—	—
Costs of product/services sold	316.6	—	366.9	—	683.5
Operations and maintenance expense	17.4	1.1	15.2	—	33.7
General and administrative expense	—	—	—	26.4	26.4
Earnings from unconsolidated affiliates, net	1.6	6.5	—	—	8.1
Other income, net	—	—	—	0.1	0.1

EBITDA	$66.5	$17.2	$35.3	$(26.3)	$92.7

Goodwill	$45.9	$—	$153.1	$—	$199.0
Total assets	$2,363.8	$1,080.7	$906.1	$24.2	$4,374.8

	Three Months Ended March 31, 2016
	Gathering and Processing	Storage and Transportation	Marketing, Supply and Logistics	Corporate	Total
Revenues	$238.9	$59.4	$237.7	$—	$536.0
Intersegment revenues	20.5	0.4	(20.9)	—	—
Costs of product/services sold	179.8	2.9	180.7	—	363.4
Operations and maintenance expense	17.8	7.2	16.8	—	41.8
General and administrative expense	—	—	—	23.0	23.0
Goodwill impairment	(8.6)	(13.7)	(87.4)	—	(109.7)
Earnings from unconsolidated affiliates, net	5.1	1.4	—	—	6.5
Other income, net	—	—	—	0.1	0.1

EBITDA	$58.3	$37.4	$(68.1)	$(22.9)	$4.7

Below is a reconciliation of CMLP’s net loss to EBITDA (in millions):

	Three Months Ended
	March 31,
	2017	2016
Net loss	$(21.4)	$(95.3)
Add:
Interest and debt expense, net	26.5	36.1
Loss on modification/extinguishment of debt	37.3	—
Benefit for income taxes	(0.1)	(0.2)
Depreciation, amortization and accretion	51.2	64.9

EBITDA	$93.5	$5.5

The following tables summarize CMLP’s reportable segment data for the three months ended March 31, 2017 and 2016 (in millions). Intersegment revenues included in the following tables are accounted for as arms-length transactions that apply our revenue recognition policies described in our 2016 Annual Report on Form 10-K. Included in earnings from unconsolidated affiliates, net below was approximately $7.5 million and $2.6 million of depreciation and amortization expense and gains (losses) on long-lived assets, net related to our equity investments for the three months ended March 31, 2017 and 2016.

	Three Months Ended March 31, 2017
	Gathering and Processing	Storage and Transportation	Marketing, Supply and Logistics	Corporate	Total
Revenues	$368.6	$10.0	$449.5	$—	$828.1
Intersegment revenues	30.3	1.8	(32.1)	—	—
Costs of product/services sold	316.6	—	366.9	—	683.5
Operations and maintenance expense	17.4	1.1	15.2	—	33.7
General and administrative expense	—	—	—	25.5	25.5
Earnings from unconsolidated affiliates, net	1.6	6.5	—	—	8.1

EBITDA	$66.5	$17.2	$35.3	$(25.5)	$93.5

Goodwill	$45.9	$—	$153.1	$—	$199.0
Total assets	$2,562.4	$1,080.7	$906.1	$14.9	$4,564.1

	Three Months Ended March 31, 2016
	Gathering and Processing	Storage and Transportation	Marketing, Supply and Logistics	Corporate	Total
Revenues	$238.9	$59.4	$237.7	$—	$536.0
Intersegment revenues	20.5	0.4	(20.9)	—	—
Costs of product/services sold	179.8	2.9	180.7	—	363.4
Operations and maintenance expense	17.8	7.1	16.8	—	41.7
General and administrative expense	—	—	—	22.2	22.2
Goodwill impairment	(8.6)	(13.7)	(87.4)	—	(109.7)
Earnings from unconsolidated affiliates, net	5.1	1.4	—	—	6.5

EBITDA	$58.3	$37.5	$(68.1)	$(22.2)	$5.5

Note 17 – Segments

Financial Information

We have three operating and reportable segments: (i) gathering and processing operations; (ii) storage and transportation operations; and (iii) marketing, supply and logistics operations. Our corporate operations include all general and administrative expenses that are not allocated to our reportable segments. For a further description of our operating and reporting segments, see Note 1. We assess the performance of our operating segments based on EBITDA, which is defined as income before income taxes, plus debt-related costs (net interest and debt expense and gain or loss on modification/extinguishment of debt) and depreciation, amortization and accretion expense.

Below is a reconciliation of CEQP’s net loss to EBITDA (in millions):

	Year Ended December 31,
	2016	2015	2014
Net loss	$(192.1)	$(2,303.7)	$(10.4)
Add:
Interest and debt expense, net	125.1	140.1	127.1
(Gain) loss on modification/extinguishment of debt	(10.0)	20.0	—
Provision (benefit) for income taxes	0.3	(1.4)	1.1
Depreciation, amortization and accretion	229.6	300.1	285.3

EBITDA	$152.9	$(1,844.9)	$403.1

The following tables summarize CEQP’s reportable segment data for the years ended December 31, 2016, 2015 and 2014 (in millions). Intersegment revenues included in the following tables are accounted for as arms-length transactions that apply our revenue recognition policies described in Note 2. Included in earnings (loss) from unconsolidated affiliates below was approximately $29.6 million, $86.1 million and $7.6 million of depreciation and amortization expense and gains (losses) on long-lived assets, net related to our equity investments for the years ended December 31, 2016, 2015 and 2014, respectively.

	Year Ended December 31, 2016
	Gathering and Processing	Storage and Transportation	Marketing, Supply and Logistics	Corporate	Total
Revenues	$1,118.8	$165.3	$1,236.4	$—	$2,520.5
Intersegment revenues	108.6	4.2	(112.8)	—	—
Costs of product/services sold	917.0	5.1	1,003.0	—	1,925.1
Operations and maintenance expense	77.0	21.4	59.7	—	158.1
General and administrative expense	—	—	—	88.2	88.2
Loss on long-lived assets, net	(2.0)	(32.2)	(31.4)	—	(65.6)
Goodwill impairment	(8.6)	(44.9)	(109.1)	—	(162.6)
Earnings from unconsolidated affiliates, net	20.3	11.2	—	—	31.5
Other income, net	—	—	—	0.5	0.5

EBITDA	$243.1	$77.1	$(79.6)	$(87.7)	$152.9

Goodwill	$45.9	$—	$153.1	$—	$199.0
Total assets	$2,359.7	$1,094.6	$972.2	$22.4	$4,448.9
Purchases of property, plant and equipment	$76.6	$3.3	$19.1	$1.7	$100.7

	Year Ended December 31, 2015
	Gathering and Processing	Storage and Transportation	Marketing, Supply and Logistics	Corporate	Total
Revenues	$1,381.0	$266.3	$985.5	$—	$2,632.8
Intersegment revenues	66.7	—	(66.7)	—	—
Costs of product/services sold	1,103.9	20.1	759.5	—	1,883.5
Operations and maintenance expense	89.0	31.7	69.5	—	190.2
General and administrative expense	—	—	—	116.3	116.3
Loss on long-lived assets	(787.3)	(1.6)	(32.3)	—	(821.2)
Goodwill impairment	(329.7)	(623.4)	(453.2)	—	(1,406.3)
Loss from unconsolidated affiliates	(43.4)	(17.4)	—	—	(60.8)
Other income, net	—	—	—	0.6	0.6

EBITDA	$(905.6)	$(427.9)	$(395.7)	$(115.7)	$(1,844.9)

Goodwill	$54.5	$771.2	$259.8	$—	$1,085.5
Total assets	$2,325.2	$2,217.4	$1,083.7	$136.5	$5,762.8
Purchases of property, plant and equipment	$132.7	$26.4	$22.8	$0.8	$182.7

	Year Ended December 31, 2014
	Gathering and Processing	Storage and Transportation	Marketing, Supply and Logistics	Corporate	Total
Revenues	$2,166.8	$264.6	$1,499.9	$—	$3,931.3
Intersegment revenues	50.0	—	(50.0)	—	—
Costs of product/services sold	1,859.9	33.3	1,272.1	—	3,165.3
Operations and maintenance expense	102.8	28.8	71.7	—	203.3
General and administrative expense	—	—	—	100.2	100.2
Gain (loss) on long-lived assets	(32.7)	33.8	(3.0)	—	(1.9)
Goodwill impairment	(18.5)	—	(30.3)	—	(48.8)
Loss on contingent consideration	(8.6)	—	—	—	(8.6)
Earnings (loss) from unconsolidated affiliates	0.5	(1.2)	—	—	(0.7)
Other income, net	—	—	—	0.6	0.6

EBITDA	$194.8	$235.1	$72.8	$(99.6)	$403.1

Purchases of property, plant and equipment	$327.9	$37.0	$50.9	$8.2	$424.0

Below is a reconciliation of CMLP’s net income (loss) to EBITDA (in millions):

	Year Ended December 31,
	2016	2015	2014
Net income (loss)	$(197.5)	$(1,410.6)	$14.7
Add:
Interest and debt expense, net	125.1	130.5	111.4
(Gain) loss on modification/extinguishment of debt	(10.0)	18.9	—
Provision for income taxes	—	—	0.9
Depreciation, amortization and accretion	240.5	278.5	255.4

EBITDA	$158.1	$(982.7)	$382.4

The following tables summarize CMLP’s reportable segment data for the years ended December 31, 2016, 2015 and 2014 (in millions). Intersegment revenues included in the following tables are accounted for as arms-length transactions that apply our revenue recognition policies described in Note 2. Included in earnings from unconsolidated affiliates below was approximately $29.6 million, $86.1 million and $7.6 million of depreciation and amortization expense and gains (losses) on long-lived assets, net related to our equity investments for the years ended December 31, 2016, 2015 and 2014, respectively.

	Year Ended December 31, 2016
	Gathering and Processing	Storage and Transportation	Marketing, Supply and Logistics	Corporate	Total
Revenues	$1,118.8	$165.3	$1,236.4	$—	$2,520.5
Intersegment revenues	108.6	4.2	(112.8)	—	—
Costs of product/services sold	917.0	5.1	1,003.0	—	1,925.1
Operations and maintenance expense	77.0	18.3	59.7	—	155.0
General and administrative expense	—	—	—	85.6	85.6
Loss on long-lived assets, net	(2.0)	(32.2)	(31.4)	—	(65.6)
Goodwill impairment	(8.6)	(44.9)	(109.1)	—	(162.6)
Earnings from unconsolidated affiliates, net	20.3	11.2	—	—	31.5

EBITDA	$243.1	$80.2	$(79.6)	$(85.6)	$158.1

Goodwill	$45.9	$—	$153.1	$—	$199.0
Total assets	$2,561.9	$1,094.6	$972.2	$11.9	$4,640.6
Purchases of property, plant and equipment	$76.6	$3.3	$19.1	$1.7	$100.7

	Year Ended December 31, 2015
	Gathering and Processing	Storage and Transportation	Marketing, Supply and Logistics	Corporate	Total
Revenues	$1,381.0	$266.3	$985.5	$—	$2,632.8
Intersegment revenues	66.7	—	(66.7)	—	—
Costs of product/services sold	1,103.9	20.1	759.5	—	1,883.5
Operations and maintenance expense	89.0	30.2	69.5	—	188.7
General and administrative expense	—	—	—	105.6	105.6
Loss on long-lived assets, net	(194.1)	(1.4)	(32.3)	—	(227.8)
Goodwill impairment	(72.5)	(623.4)	(453.2)	—	(1,149.1)
Loss from unconsolidated affiliates, net	(43.4)	(17.4)	—	—	(60.8)

EBITDA	$(55.2)	$(426.2)	$(395.7)	$(105.6)	$(982.7)

Goodwill	$54.5	$771.2	$259.8	$—	$1,085.5
Total assets	$2,541.6	$2,216.7	$1,083.7	$121.6	$5,963.6
Purchases of property, plant and equipment	$132.7	$26.4	$22.8	$0.8	$182.7

	Year Ended December 31, 2014
	Gathering and Processing	Storage and Transportation	Marketing, Supply and Logistics	Corporate	Total
Revenues	$2,166.8	$250.8	$1,499.9	$—	$3,917.5
Intersegment revenues	50.0	—	(50.0)	—	—
Costs of product/services sold	1,859.9	22.8	1,272.1	—	3,154.8
Operations and maintenance expense	102.8	22.1	70.5	—	195.4
General and administrative expense	—	—	—	91.7	91.7
Gain (loss) on long-lived assets	(32.7)	0.6	(3.0)	—	(35.1)
Goodwill impairment	(18.5)	—	(30.3)	—	(48.8)
Loss on contingent consideration	(8.6)	—	—	—	(8.6)
Earnings (loss) from unconsolidated affiliates, net	0.5	(1.2)	—	—	(0.7)

EBITDA	$194.8	$205.3	$74.0	$(91.7)	$382.4

Purchases of property, plant and equipment	$327.9	$36.4	$50.9	$6.5	$421.7

Major Customers

No customer accounted for 10% or more of our total consolidated revenues for the years ended December 31, 2016 or 2015 at CEQP or CMLP. For the year ended December 31, 2014, we had revenues from Tesoro Corporation (Tesoro) of $465.2 million which exceeded 10% of the total consolidated revenues at CEQP and CMLP. Revenues from Tesoro are reflected in each of our reportable segments.